NOTE 2- Significant Accounting Policies: t. Provisions (Policies)	12 Months Ended
Dec. 31, 2025
Policies
t. Provisions:

t.    Provisions:

Provisions are recognized when the Company has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result, and that outflow can be reliably measured. Provisions are measured using the best estimate of the amounts required to settle the obligation at the end of the reporting period.